BANK AND OTHER BORROWINGS	12 Months Ended
Mar. 31, 2026
Bank And Other Borrowings
BANK AND OTHER BORROWINGS

21.	BANK AND OTHER BORROWINGS

	2026	2025
	HK$	HK$

Bank loans	6,978,895	2,623,655
Other loans	-	26,600,000

Total	6,978,895	29,223,655

Secured	6,978,895	4,623,655
Unsecured	-	24,600,000

Total	6,978,895	29,223,655

Carrying amount of principal and accrued interests repayable:
Within one year	1,950,574	26,638,984
In more than one year but not exceeding five years	5,028,321	2,542,107
More than five years	-	42,564
	6,978,895	29,223,655

Amounts due within one year, shown under current liabilities with repayment on demand	6,978,895	29,223,655

GREEN CIRCLE DECARBONIZE TECHNOLOGY LIMITED

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED MARCH 31, 2026, 2025 AND 2024

(Expressed in Hong Kong Dollars)

21.	BANK AND OTHER BORROWINGS – continued

Details of the bank and other borrowings are as follows:

	Loan 1	Loan 2	Loan 3	Loan 4
	HK$	HK$	HK$	HK$
Principal	3,088,800	20,000,000	2,000,000	3,610,000
Interest rate p.a	2.75% to 3.00%	10%	5%	5%
Inception date	18/2/2021	17/7/2017	15/5/2010	9/3/2018
Maturity date	18/1/2030	17/6/2029	On demand	On demand
Repayment terms	Repayable on demand	Repayable on demand	Repayable on demand	Repayable on demand
Security	Government Guarantee and director’s personal guarantee	Not secured	Director’s personal patent right	Not secured
Outstanding Amount as at March 31, 2026	1,902,467	-	-	-
Outstanding Amount as at March 31, 2025	1,941,641	20,000,000	2,000,000	3,610,000
Outstanding Amount as at March 31, 2024	2,359,432	20,000,000	2,000,000	3,610,000

	Loan 5	Loan 6	Loan 7	Loan 8
	HK$	HK$	HK$	HK$
Principal	990,000	1,004,400	3,000,000	2,500,000
Interest rate p.a	5%	2.75% to 3.00%	2.84%-5.73%	6.25%
Inception date	9/4/2018	9/7/2021	21/5/2025	14/1/2026
Maturity date	On demand	9/6/2030	21/5/2028	13/1/2031
Repayment terms	Repayable on demand	Repayable on demand	Repayable on demand	Repayable on demand
Security	Not secured	Government Guarantee and director’s personal guarantee	Director’s personal guarantee	One unit of BocaSL Adiabatic Air Cooled Magnetic Oil Free Centrifugal Chiller (Model: BOSL-300)
Outstanding Amount as at March 31, 2026	-	682,014	2,107,036	2,287,378
Outstanding Amount as at March 31, 2025	990,000	682,014	-	-
Outstanding Amount as at March 31, 2024	990,000	828,543	-	-

Note:

Loan 1, 6, 7 and 8 are bank borrowings.

The repayment term of loan 2 is 12 years but repayable on demand. This loan was settled subsequent to the Company’s listing, whereby the Company exercised the early repayment clause, resulting in HK$ 6,618,280 of interest being waived for the year ended 31 March 2026.

Loan 7 & 8 were drawdown whiles Loan 2 – 5 were repaid during the year ended March 31, 2026

GREEN CIRCLE DECARBONIZE TECHNOLOGY LIMITED

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED MARCH 31, 2026, 2025 AND 2024

(Expressed in Hong Kong Dollars)

21.	BANK AND OTHER BORROWINGS – continued

The continuity of the term facility for the years ended March 31, 2026 and 2025.

	2026	2025
	HK$	HK$

Balance at beginning of the year	29,223,655	29,787,975
Repayments	(15,105,872)	(564,320)
Drawdown	5,170,000	-
Loan Forgiveness	(7,708,888)	-
Settlement with issuance of ordinary shares of the Company (Note 22c)	(4,600,000)	-
Balance at end of the year	6,978,895	29,223,655
Less: Current portion	(6,978,895)	(29,223,655)

Non-current portion	-	-